SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%
Expected income tax (benefit)	$ (2,504,659)	$ (451,311)	$ (172,490)
Tax rate difference	479,660	(124,003)	(187,321)
Permanent differences	645,036	(109,077)	(265,279)
Tax effect of tax losses unrecognized	1,407,152	698,534	633,070
Under-provision in prior year	15,898
Income tax expense	$ 43,087	$ 14,143	$ 7,980